Subsequent events after the Statement of Financial Position date	3 Months Ended
Mar. 31, 2020
Events After Reporting Period [Abstract]
Subsequent events after the Statement of Financial Position date	Subsequent events after the Statement of Financial Position dateFrom April 1, 2020 to May 5, 2020, the Company repurchased an additional 748,000 ordinary shares in open market transactions for €12.2 million under its previously announced share repurchase program authorized by Nomad’s Board of Directors in March 2020.